Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property, plant and equipment

	Land and buildings	Plant and equipment	Capital works in progress	Mineral properties	Capitalized Evaluation	Total
Cost
Balance at January 1, 2019	$192,244	$2,112,033	$109,361	$4,169,157	$93,459	$6,676,254
Additions/transfers (1)	17,379	85,929	19,735	68,794	3,393	195,230
IFRS 16 transition adjustment	7,555	1,734	90	—	—	9,379
Proceeds on pre-commercial production sales, net	—	—	—	(12,159)	—	(12,159)
Commercial production transfers	27,070	92,791	—	(119,861)	—	—
(Impairment) reversal	—	11,690	(15,268)	—	—	(3,578)
Write-down of assets	—	(1,979)	—	—	(16)	(1,995)
Other movements/transfers	(1,715)	33,335	(30,103)	(505)	(129)	883
Transfer to assets held for sale (Note 32)	—	(11,690)	—	—	—	(11,690)
Disposals	(22)	(4,455)	(737)	(2,421)	—	(7,635)
Balance at December 31, 2019	$242,511	$2,319,388	$83,078	$4,103,005	$96,707	$6,844,689

Additions/transfers (1)	$14,737	$82,285	$61,135	$55,971	$2,115	$216,243
Write-down of assets	—	—	(40,030)	—	—	(40,030)
Other movements/transfers	1,841	22,371	(20,594)	(2,217)	(28)	1,373
Disposals	(402)	(10,297)	(76)	—	(102)	(10,877)
Balance at December 31, 2020	$258,687	$2,413,747	$83,513	$4,156,759	$98,692	$7,011,398

Accumulated depreciation
Balance at January 1, 2019	$(47,974)	$(1,008,763)	$—	$(1,631,041)	$—	$(2,687,778)
Depreciation for the year	(10,605)	(107,654)	—	(51,965)	—	(170,224)
Impairment reversal	—	90,825	—	9,667	—	100,492
Other movements	(206)	(1,049)	—	213	—	(1,042)
Disposals	7	2,058	—	—	—	2,065
Balance at December 31, 2019	$(58,778)	$(1,024,583)	$—	$(1,673,126)	$—	$(2,756,487)

Depreciation for the year	$(13,898)	$(159,759)	$—	$(84,947)	$—	$(258,604)
Other movements	(125)	(1,985)	—	247	—	(1,863)
Disposals	54	3,880	—	115	—	4,049
Balance at December 31, 2020	$(72,747)	$(1,182,447)	$—	$(1,757,711)	$—	$(3,012,905)

Carrying amounts
At January 1, 2019	$144,270	$1,103,270	$109,361	$2,538,116	$93,459	$3,988,476
At December 31, 2019	$183,733	$1,294,805	$83,078	$2,429,879	$96,707	$4,088,202
Balance at December 31, 2020	$185,940	$1,231,300	$83,513	$2,399,048	$98,692	$3,998,493
(1)There were no amounts included in property, plant and equipment that relate to capitalized interest during the year ended December 31, 2020 (2019 - $3,848 capitalized).
Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values

	2020	2019
Gold price ($/oz)	$1,850 - $1,550	$1,400
Silver price ($/oz)	$25 - $21	$18
Lead price ($/t)	$2,000 - $1,975	$2,100
Zinc price ($/t)	$2,575 - $2,400	$2,400
Discount rate	6.0% - 6.5%	6.0%
In advance of signing an amended investment agreement with the Hellenic Republic in early 2021, the Company determined that certain of its capital works in progress at Olympias would no longer be required and will not be completed. Accordingly, capitalized costs of $40,030 were recorded as a write-down of assets as at December 31, 2020.